Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Key management personnel of entity or parent, not employed by the entity [member]
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	Years ended December 31,
	2017	2016	2015
Board of Directors fees	$-	$5	$45
Number of people	3	3	3

Key management personnel of entity or parent, employed by the entity [member]
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	Years ended December 31,
	2017	2016	2015
Short-term employee benefits	$-	$-	$38
Share-based compensation	-	-	1
	$-	$-	$39
Number of people	2	2	2